UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21763

Name of Fund:  Managed Account Series

  Advantage Global SmallCap Fund

  Mid Cap Dividend Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 02/28/2018

Item 1 – Report to Stockholders

FEBRUARY 28, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

Managed Account Series

▶	Advantage Global SmallCap Fund

▶	Mid Cap Dividend Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended February 28, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. Faster global growth drove the equity market, while rising interest rates constrained bond returns.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment. Higher prices for industrial metals also bolstered the outlook for emerging-market countries.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also began to reduce its balance sheet, while setting expectations for additional rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.84%	17.10%
U.S. small cap equities (Russell 2000® Index)	8.30	10.51
International equities (MSCI Europe, Australasia, Far East Index)	7.12	20.13
Emerging market equities (MSCI Emerging Markets Index)	10.58	30.51
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.99
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(5.47)	(2.54)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.18)	0.51
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.15)	2.32
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.11	4.18
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of February 28, 2018	Advantage Global Small Cap Fund

Investment Objective

Advantage Global SmallCap Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended February 28, 2018, the Fund performed in line with the MSCI All Country World Small Cap Index and outperformed the MSCI World Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients and represent only a portion of a broader separately managed account. Comparisons of the Fund’s performance versus its benchmarks will differ from comparisons of the benchmarks against the performance of the separately managed accounts. The following discussion of relative performance pertains to the MSCI All Country World Small Cap Index.

What factors influenced performance?

Against a backdrop of market strength, the Fund’s trending stock selection insights, specifically around improving sentiment from brokers, analysts and company executives, was a leading positive contributor to performance. In particular, within real estate the Fund’s tilt away from interest rate sensitive real estate investment trusts and toward real estate development and management companies added to performance. Quality-based insights contributed as well, by focusing stock selection on companies with solid balance sheets, growing cash flows and increasing dividends, especially within the real estate, financials and consumer discretionary sectors. Lastly, the Fund’s proprietary machine-learned signal that uses a multitude of company-specific factors to predict outperformance was a top contributor as well, tilting the portfolio toward technology and consumer stocks.

The most significant detractors from the Fund’s performance during the period included individual positions that underperformed due to stock-specific events. In this vein, the Fund had an overweight position in Swedish home builder JM AB that was motivated by the company’s high-quality balance sheet and growing dividend. The stock under-performed on speculation that the Swedish government was considering new regulatory restrictions on mortgages. Additionally, the Fund had an overweight position in NCR Corp, a U.S.-based maker of ATMs, on the basis of the company’s strong balance sheet and attractive valuation. NCR saw its stock decline during the period on concerns over a shift in the company’s strategic focus. Finally, the Fund’s valuation-based composite signal underperformed, especially across U.S.-based financial stocks.

Describe recent portfolio activity.

During the six-month period, the Fund maintained a balanced allocation of risk across all major return drivers. However, three new stock selection insights were added to the Fund. These included an insight capturing consumer purchasing trends, as well as two new ways to screen for stocks trading at attractive valuations by focusing on activity of informed market participants and the growing impact that exchange-traded funds have on individual security pricing.

Describe portfolio positioning at period end.

Relative to the MSCI All Country World Small Cap Index as of period end, the Fund was slightly overweight in the consumer discretionary, industrials and information technology sectors, and slightly underweight in financials, consumer staples and real estate.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Teradyne, Inc.	1%
Venture Corp. Ltd.	1
Hill-Rom Holdings, Inc.	1
Svenska Cellulosa AB SCA, Class B	1
Aspen Technology,Inc.	1
John Wiley & Sons, Inc., Class A	1
Terex Corp.	1
Thanachart Capital PCL — NVDR	1
WellCare Health Plans, Inc.	1
Bruker Corp.	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
United States	50%
Japan	9
Sweden	4
United Kingdom	4
Canada	4
Singapore	3
China	3
Thailand	3
France	2
Taiwan	2
Turkey	2
Israel	2
Hong Kong	2
Other(a)	10

(a)	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2018 (continued)	Advantage Global SmallCap Fund

Performance Summary for the Period Ended February 28, 2018

		Average Annual Total Returns(a)(b)(c)
	6-Month Total Returns	1 Year	5 Years	10 Years
Advantage Global SmallCap Fund	8.93%	17.93%	11.07%	7.99%
MSCI World Index(d)	8.86	17.36	10.70	6.03
MSCI All Country World Small Cap Index(e)	8.97	17.42	10.90	8.00

(a)	Assuming transaction costs, if any, and other operating expenses, including investment advisory fees.
(b)	See “About Fund Performance” on page 8.
(c)	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in small cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name Global SmallCap Portfolio.
(d)	A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.
(e)	A free float-adjusted market capitalization index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (9/01/17)	Ending Account Value (02/28/18)	Expenses Paid During the Period(a)	Beginning Account Value (9/01/17)	Ending Account Value (02/28/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Advantage Global SmallCap Fund	$1,000.00	$1,089.30	$0.10	$1,000.00	$1,024.70	$0.10	0.02%

(a)	For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). BlackRock Advisors, LLC has contractually agreed to waive all fees and pay or reimburse all expenses, except extraordinary expenses, incurred by the Fund. This agreement has no fixed term.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of February 28, 2018	Mid Cap Dividend Fund

Investment Objective

Mid Cap Dividend Fund’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended February 28, 2018, the Fund outperformed its benchmark, the Russell MidCap® Value Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients and represent only a portion of a broader separately managed account. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark index against the performance of the separately managed accounts.

What factors influenced performance?

The largest contribution to relative performance derived from a combination of stock selection and an underweight to the real estate sector. Stock selection and an overweight to the information technology (“IT”) sector also boosted relative performance. Most notably, positions in the electronic equipment and technology hardware industries proved beneficial. Within the energy sector, stock selection in the energy equipment & services industry fueled relative performance. Lastly, the Fund’s positions in both consumer staples and utilities contributed to relative return during the period.

The largest detractor from relative performance during the period came from stock selection and allocation decisions within the industrials sector. Specifically, an underweight to the aerospace & defense industry weighed on returns, as did a combination of stock selection and an overweight to the professional services industry. In financials, an underweight to the capital markets and consumer finance industries dampened relative returns, as did stock selection in the capital markets and insurance industries. An overweight to telecommunication services (“telecom”) and stock selection in the health care sector also detracted from relative performance.

Describe recent portfolio activity.

During the six-month period, the Fund’s exposure to the health care, consumer staples and consumer discretionary sectors increased, while the Fund’s exposure to the IT, utilities and industrials sectors decreased.

Describe portfolio positioning at period end.

At the end of the period, the Fund’s largest allocations were in the financials, IT and health care sectors. Relative to the Russell MidCap® Value Index benchmark, the largest overweight positions were in IT, health care and telecom. Conversely, the largest relative underweight positions were in the real estate, industrials and consumer discretionary sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Regions Financial Corp.	3%
SunTrust Banks, Inc.	2
CDW Corp.	2
KeyCorp	2
FirstEnergy Corp.	2
Telephone & Data Systems, Inc.	2
Validus Holdings Ltd.	2
Lamar Advertising Co., Class A	2
Cummins, Inc.	2
Eastman Chemical Co.	2

SECTOR ALLOCATION

Sector	Percent of Net Assets
Financials	21%
Information Technology	14
Health Care	10
Utilities	9
Consumer Discretionary	9
Energy	8
Industrials	7
Real Estate	7
Materials	6
Consumer Staples	5
Telecommunication Services	3
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2018 (continued)	Mid Cap Dividend Fund

Performance Summary for the Period Ended February 28, 2018

		Average Annual Total Returns(a)(b)(c)
	6-Month Total Returns	1 Year	5 Years	10 Years
Mid Cap Dividend Fund	8.51%	4.76%	11.22%	10.10%
Russell MidCap® Value Index(d)	5.41	5.47	12.03	9.67

(a)	Assuming transaction costs, if any, and other operating expenses, including investment advisory fees.
(b)	See “About Fund Performance” on page 8.
(c)	Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid cap companies and at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities. The Fund’s total returns prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name Mid Cap Value Opportunities Portfolio.
(d)	An unmanaged index that measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap® Value Index measures the performance of equity securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Russell Midcap® Index is a float adjusted, capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equities universe. It is a subset of the Russell 1000® Index including approximately 800 of the smallest issuers based on a combination of their market cap and current index membership.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (09/01/17)	Ending Account Value (02/28/18)	Expenses Paid During the Period(a)	Beginning Account Value (09/01/17)	Ending Account Value (02/28/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Mid Cap Dividend Fund	$1,000.00	$1,085.10	$0.00	$1,000.00	$1,024.79	$0.00	0.00%

(a)	For shares of the Fund, expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). BlackRock Advisors, LLC has contractually agreed to waive all fees and pay or reimburse all expenses, except extraordinary expenses, incurred by the Fund. This agreement has no fixed term.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	7

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BlackRock Advisors, LLC, the Funds’ investment adviser, has contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, except extraordinary expenses. This agreement has no fixed termination date. Without such waiver and/or reimbursement, each Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on September 1, 2017 and held through February 28, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 28, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.7%

Australia — 0.8%
Ansell Ltd.	2,007	$40,572
Beach Energy Ltd.	159,458	161,489
Nine Entertainment Co. Holdings Ltd.	36,736	64,840
Regis Resources Ltd.	60,191	199,024
Sandfire Resources NL	31,179	183,303
Sirtex Medical Ltd.	1,014	21,521

		670,749
Belgium — 0.1%
Galapagos NV (a)	417	43,479

Brazil — 0.4%
Banco do Estado do Rio Grande do Sul SA, Preference B Shares	23,007	128,608
Guararapes Confeccoes SA	100	4,808
JSL SA (a)	2,630	6,043
SLC AgriCola SA	22,246	234,662

		374,121
Canada — 3.4%
BRP, Inc.	12,883	451,688
Canaccord Genuity Group, Inc.	1,801	9,404
Canfor Corp. (a)	938	22,163
Canfor Pulp Products, Inc.	1,704	20,782
Cogeco, Inc.	2,164	120,916
Detour Gold Corp. (a)	13,312	121,377
Dream Industrial Real Estate Investment Trust	874	6,389
Dream Office Real Estate Investment Trust	12,152	203,607
Hudbay Minerals, Inc.	2,664	20,491
Maple Leaf Foods, Inc.	10,844	272,706
Martinrea International, Inc.	5,840	67,357
Norbord, Inc.	24,454	825,742
Surge Energy,Inc.	3,168	4,740
Trevali Mining Corp. (a)	649,950	764,826

		2,912,188
China — 2.8%
361 Degrees International Ltd.	873,000	318,104
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	16,866
China Aoyuan Property Group Ltd.	11,000	8,774
China Overseas Property Holdings Ltd.	35,000	11,747
China Pioneer Pharma Holdings Ltd.	82,000	25,252
China Shineway Pharmaceutical Group Ltd.	40,000	56,224
China Suntien Green Energy Corp. Ltd., Class H	167,000	39,667
China Yuchai International Ltd.	3,982	89,237
Chu Kong Shipping Enterprises Group Co. Ltd.	134,000	34,077
CIFI Holdings Group Co. Ltd.	38,000	29,549
Consun Pharmaceutical Group Ltd.	18,000	18,837
Greatview Aseptic Packaging Co. Ltd.	10,000	7,117
Hua Hong Semiconductor Ltd. (b)	129,000	247,075
KWG Property Holding Ltd.	312,500	432,691
Lonking Holdings Ltd.	1,738,000	719,816
NVC Lighting Holding Ltd.	48,000	4,477
Phoenix New Media Ltd. — ADR (a)	6,407	33,188
Powerlong Real Estate Holdings Ltd.	105,000	52,346
Qingling Motors Co. Ltd., Class H	50,000	16,029
Shui On Land Ltd.	283,500	79,697
Sinotruk Hong Kong Ltd.	19,500	24,734
Xinyuan Real Estate Co. Ltd. — ADR	3,474	20,844
Yuzhou Properties Co. Ltd.	107,000	65,393

		2,351,741
Czech Republic — 0.2%
Philip Morris CRA/S	170	138,106

Denmark — 0.5%
Alm Brand A/S	455	5,142
Bavarian Nordic A/S (a)	464	18,638

Security	Shares	Value
Denmark (continued)
Topdanmark A/S (a)	8,109	$398,458

		422,238
Finland — 0.2%
Sanoma OYJ	16,613	200,551

France — 2.4%
Beneteau SA	4,006	93,619
Cie des Alpes	802	30,968
Eramet (a)	603	94,330
Gaztransport Et Technigaz SA	14,429	920,915
Television Francaise 1	64,570	910,406

		2,050,238
Germany — 0.6%
Amadeus Fire AG	423	44,949
Aurubis AG	2,818	236,031
CTS Eventim AG & Co. KGaA	50	2,427
DIC Asset AG	11,354	149,646
MorphoSys AG (a)	224	22,294
Salzgitter AG	711	40,547

		495,894
Greece — 0.6%
Motor Oil Hellas Corinth Refineries SA	20,422	479,363

Hong Kong — 1.7%
Champion REIT	93,000	66,037
CK Life Sciences Int’l Holdings, Inc.	184,000	13,975
Emperor Entertainment Hotel Ltd.	35,000	7,659
Giordano International Ltd.	48,000	23,515
G-Resources Group Ltd. (a)	315,000	3,301
Hopewell Highway Infrastructure Ltd.	171,000	103,066
Kingboard Laminates Holdings Ltd.	157,000	272,714
Regal Real Estate Investment Trust	19,000	5,834
Road King Infrastructure Ltd.	17,000	30,770
SSY Group Ltd.	312,000	236,814
Yuexiu Real Estate Investment Trust	1,073,000	712,726

		1,476,411
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	124,146	219,028

India — 0.9%
Biocon Ltd.	2,495	24,130
KEC International Ltd.	6,433	40,586
Mphasis Ltd.	1,051	13,790
NIIT Technologies Ltd.	39,061	497,401
Reliance Capital Ltd.	2,093	15,024
Sterlite Technologies Ltd.	23,688	129,187
Tata Investment Corp. Ltd.	525	6,429
Vardhman Textiles Ltd.	526	10,884

		737,431
Indonesia — 0.1%
Bank Bukopin Tbk PT	165,300	7,541
Indo Tambangraya Megah Tbk PT	51,700	115,821

		123,362
Ireland — 0.0%
Prothena Corp. PLC (a)	314	10,579

Israel — 2.1%
Ituran Location and Control Ltd.	7,037	243,128
Naphtha Israel Petroleum Corp. Ltd.	1,110	7,389
Orbotech Ltd. (a)	8,775	482,274
Radware Ltd. (a)	35,807	740,131
SodaStream International Ltd. (a)	3,228	261,210

		1,734,132
Italy — 0.2%
Ascopiave SpA	1,364	5,192
Banca Monte dei Paschi di Siena SpA (a)	23,669	92,837

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) February 28, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Italy (continued)
Technogym SpA (b)	8,864	$88,475

		186,504
Japan — 8.9%
Aisan Industry Co. Ltd.	900	10,296
Akita Bank Ltd.	200	5,336
Asahi Holdings, Inc.	2,400	44,969
ASKA Pharmaceutical Co. Ltd.	600	11,920
Avex, Inc.	10,400	158,069
CMIC Holdings Co. Ltd.	800	19,611
Corona Corp.	1,100	14,051
Daiken Corp.	300	7,600
Doutor Nichires Holdings Co. Ltd.	500	11,598
DTS Corp.	300	10,781
Eighteenth Bank Ltd.	4,000	10,492
en-japan, Inc.	1,400	79,188
Exedy Corp.	300	9,722
Fukuda Denshi Co. Ltd.	400	29,692
Geo Holdings Corp.	3,400	62,073
G-Tekt Corp.	400	7,932
Gurunavi, Inc.	400	5,406
Haseko Corp.	40,600	594,646
Ines Corp.	13,700	137,544
Ishihara Sangyo Kaisha Ltd. (a)	400	5,680
Itochu Enex Co. Ltd.	2,800	26,744
Itochu-Shokuhin Co. Ltd.	600	32,828
Jaccs Co. Ltd.	200	4,670
Jafco Co. Ltd.	400	19,990
JVC Kenwood Corp.	46,700	173,394
Kaga Electronics Co. Ltd.	300	7,926
Kasai Kogyo Co. Ltd.	800	11,022
Keihin Corp.	17,500	363,888
Kenedix Office Investment Corp.	7	44,264
Kokuyo Co. Ltd.	200	3,748
KYB Corp.	200	10,561
Kyodo Printing Co. Ltd.	300	8,894
KYORIN Holdings, Inc.	4,400	84,429
Maeda Road Construction Co. Ltd.	6,000	131,590
Mandom Corp.	400	14,055
Maruzen Showa Unyu Co. Ltd.	1,000	4,723
Miraca Holdings, Inc.	500	18,577
Mitsubishi Logistics Corp.	15,300	358,462
Mitsubishi Research Institute, Inc.	400	12,982
Mitsui Home Co. Ltd.	2,000	13,325
Mori Trust Sogo Reit, Inc.	90	137,342
NEC Networks &System Integration Corp.	20,300	529,540
NET One Systems Co. Ltd.	1,000	15,369
NHK Spring Co. Ltd.	10,800	113,340
Nihon Unisys Ltd.	4,000	82,803
Nippon Kayaku Co. Ltd.	6,300	80,894
Nippon Road Co. Ltd.	800	43,071
Nippon Soda Co. Ltd.	11,000	67,659
Nissin Corp.	1,200	30,945
Nittetsu Mining Co. Ltd.	100	6,704
North Pacific Bank Ltd.	21,000	72,700
NSD Co. Ltd.	3,200	66,326
PeptiDream, Inc. (a)	700	31,899
Press Kogyo Co. Ltd.	6,000	36,954
Proto Corp.	500	8,549
Riken Vitamin Co. Ltd.	100	3,824
Ryoyo Electro Corp.	1,400	25,001
Sanki Engineering Co. Ltd.	4,200	46,914
Senshu Ikeda Holdings, Inc.	31,000	120,987
Shikoku Electric Power Co., Inc.	21,200	238,161
Shinko Electric Industries Co. Ltd.	36,600	293,607
Shinmaywa Industries Ltd.	300	2,600
Shizuoka Gas Co. Ltd.	5,900	49,468
Sumitomo Warehouse Co. Ltd.	10,000	69,614
Tachi-S Co. Ltd.	600	10,822

Security	Shares	Value
Japan (continued)
Tenma Corp.	500	$10,209
TIS, Inc.	9,200	337,877
Toenec Corp.	800	24,424
Toho Holdings Co. Ltd.	3,300	77,431
Tokai Rika Co. Ltd.	1,000	21,616
Token Corp.	7,200	810,212
Toshiba TEC Corp.	12,000	74,730
Toyobo Co. Ltd.	8,200	160,619
TS Tech Co. Ltd.	1,700	68,720
Tsubakimoto Chain Co.	23,000	195,136
Tsugami Corp.	32,000	433,705
Ube Industries Ltd.	8,000	248,313
Ulvac, Inc.	2,100	128,052
Unipres Corp.	1,700	41,320
Yuasa Trading Co. Ltd.	2,000	69,663
Yurtec Corp.	2,000	15,775
Zeon Corp.	1,000	14,943

		7,500,516
Jersey — 0.5%
Centamin PLC	226,671	463,788

Malaysia — 0.3%
Bursa Malaysia Bhd	16,800	48,466
IGB Real Estate Investment Trust	38,300	15,058
Malaysian Pacific Industries Bhd	42,700	99,451
Unisem M Bhd	154,500	106,398

		269,373
Mexico — 0.2%
Bolsa Mexicana de Valores SAB de CV	83,566	155,113
Grupo Financiero Interacciones SA de CV, Class O	5,800	27,024

		182,137
Netherlands — 0.2%
NSI NV	1,258	52,412
Vastned Retail NV	1,613	75,775

		128,187
Norway — 0.1%
Atea ASA	464	7,301
SpareBank 1 Nord Norge	5,468	47,306

		54,607
Poland — 0.1%
Energa SA	23,281	70,442
Netia SA	6,015	9,411
Warsaw Stock Exchange	2,038	26,198

		106,051
Portugal — 0.1%
Altri SGPS SA	9,490	53,961
Navigator Co. SA	1,074	5,820

		59,781
Puerto Rico — 0.0%
Triple-S Management Corp., Class B (a)	831	20,193

Russia — 0.0%
LSR Group PJSC — GDR, Registered Shares	2,530	7,767

Singapore — 2.9%
Far East Hospitality Trust (c)	173,400	91,380
Indofood Agri Resources Ltd.	20,300	5,018
Kulicke & Soffa Industries, Inc. (a)	7,412	172,700
Mapletree Greater China Commercial Trust	925,700	831,540
Venture Corp. Ltd.	51,700	1,065,963
Yanlord Land Group Ltd.	199,600	248,397

		2,414,998

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa — 1.0%
Adcock Ingram Holdings Ltd.	12,632	$72,833
Alexander Forbes Group Holdings Ltd.	12,514	7,321
Astral Foods Ltd.	32,289	780,275

		860,429
South Korea — 0.6%
Cell Biotech Co. Ltd.	289	12,859
Daekyo Co. Ltd.	2,318	17,231
Green Cross Corp.	107	21,424
Green Cross Holdings Corp.	484	18,392
Hugel, Inc. (a)	14	7,158
KISCO Corp.	1,028	35,029
KT Skylife Co. Ltd.	277	3,327
LF Corp.	245	6,592
Meritz Fire & Marine Insurance Co. Ltd.	2,547	53,648
Modetour Network, Inc.	2,972	110,365
Namyang Dairy Products Co. Ltd.	32	20,271
Samchully Co. Ltd.	188	21,180
Samjin Pharmaceutical Co. Ltd.	1,685	64,298
Taekwang Industrial Co. Ltd.	82	100,508
ViroMed Co. Ltd. (a)	122	25,996

		518,278
Spain — 0.7%
Faes Farma SA	13,325	43,909
Mediaset Espana Comunicacion SA	19,840	229,310
Papeles y Cartones de Europa SA	19,502	296,630

		569,849
Sweden — 3.9%
BioGaia AB, Class B	375	15,802
JM AB	40,611	884,875
Nobina AB (b)	31,570	209,815
Peab AB	93,429	856,925
SSAB AB, A Shares (a)	39,236	233,238
Svenska Cellulosa AB SCA, Class B	104,786	1,038,430
Swedish Orphan Biovitrum AB (a)	2,325	38,239
Vitrolife AB	201	13,996

		3,291,320
Switzerland — 1.0%
Ascom Holding AG,Registered Shares	779	19,653
Basilea Pharmaceutica AG,Registered Shares (a)	75	5,590
GAM Holding AG	1,883	33,832
Georg Fischer AG, Registered Shares	265	387,920
Idorsia Ltd. (a)	1,033	28,014
Inficon Holding AG, Registered Shares	555	327,817
Valora Holding AG,Registered Shares	18	6,525

		809,351
Taiwan — 2.4%
Alpha Networks, Inc.	337,000	283,438
Ardentec Corp.	29,000	34,502
Charoen Pokphand Enterprise	16,000	36,406
Compeq Manufacturing Co. Ltd.	4,000	4,513
Coretronic Corp.	100,000	153,620
E Ink Holdings, Inc.	49,000	77,518
Formosa Advanced Technologies Co. Ltd.	62,000	63,487
Getac Technology Corp.	97,000	141,556
Gigabyte Technology Co. Ltd.	37,000	86,443
Grand Pacific Petrochemical	126,000	124,091
Great China Metal Industry	7,000	6,064
Kindom Construction Corp.	122,000	87,131
LCY Chemical Corp.	212,000	321,564
Microlife Corp.	6,000	14,242
PharmaEngine, Inc.	2,000	8,754
Sigurd Microelectronics Corp.	35,000	43,354
Soft-World International Corp.	81,000	180,722
Syncmold Enterprise Corp.	61,000	132,922
Tripod Technology Corp.	20,000	65,470

Security	Shares	Value
Taiwan (continued)
TXC Corp.	62,000	$83,221
Wowprime Corp.	9,000	39,226

		1,988,244
Thailand — 2.6%
Bangchak Corp. PCL — NVDR	105,200	135,173
Beauty Community PCL	28,200	18,963
Hana Microelectronics PCL — NVDR	9,700	12,747
Kiatnakin Bank PCL — NVDR	256,300	634,532
Thanachart Capital PCL — NVDR	565,500	1,001,029
Tisco Financial Group PCL — NVDR	138,500	388,819

		2,191,263
Turkey — 2.3%
Anadolu Cam Sanayii A/S	250,041	210,381
Aygaz A/S	45,197	185,277
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	8,366	8,224
Tekfen Holding A/S	202,096	960,769
Trakya Cam Sanayii A/S	456,025	581,802
Turkiye Sinai Kalkinma Bankasi AS	34,650	15,404

		1,961,857
United Kingdom — 3.7%
Abcam PLC	1,666	29,102
Ashmore Group PLC	5,855	33,045
Big Yellow Group PLC	632	7,230
Bodycote PLC	3,711	46,775
Brewin Dolphin Holdings PLC	4,311	20,315
BTG PLC (a)	3,728	33,524
Costain Group PLC	6,015	36,643
Dart Group PLC	9,931	110,334
Electrocomponents PLC	7,015	60,538
esure Group PLC	13,689	42,855
Fenner PLC	1,298	8,538
Fevertree Drinks PLC	3,866	132,154
Genus PLC	581	17,453
Go-Ahead Group PLC	12,140	255,880
Grainger PLC	45,006	168,907
HomeServe PLC	43,340	427,927
Indivior PLC (a)	11,039	57,324
Jupiter Fund Management PLC	8,677	60,760
Moneysupermarket.com Group PLC	9,880	35,203
National Express Group PLC	8,918	42,851
NEX Group PLC	5,879	54,430
OneSavings Bank PLC	22,895	127,896
Pagegroup PLC	3,830	28,239
Safestore Holdings PLC	2,608	17,654
Shaftesbury PLC	44,605	591,334
Softcat PLC	3,376	27,096
Spirax-Sarco Engineering PLC	1,605	125,739
SSP Group PLC	1,234	10,202
Stock Spirits Group PLC	10,308	39,026
Victrex PLC	782	27,806
William Hill PLC	97,463	438,264

		3,115,044
United States — 47.9%
Aaron’s, Inc.	3,028	139,924
Abercrombie & Fitch Co., Class A	11,964	246,817
ACADIA Pharmaceuticals, Inc. (a)(d)	782	19,484
Acceleron Pharma, Inc. (a)	293	12,285
Achillion Pharmaceuticals, Inc. (a)(d)	1,946	6,324
Acorda Therapeutics, Inc. (a)	124	2,945
Advanced Energy Industries, Inc. (a)	6,263	415,362
AG Mortgage Investment Trust, Inc.	999	16,344
Agios Pharmaceuticals, Inc. (a)(d)	458	36,819
Aircastle Ltd.	3,494	68,063
Alamo Group, Inc.	1,490	165,613
Allison Transmission Holdings, Inc.	17,453	691,662
American Eagle Outfitters, Inc.	9,658	186,110
American Public Education, Inc. (a)	1,652	50,799

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) February 28, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Amicus Therapeutics, Inc. (a)(d)	1,101	$15,150
Analogic Corp.	1,076	89,846
AnaptysBio, Inc. (a)	51	6,261
Applied Industrial Technologies, Inc.	8,253	581,011
Arena Pharmaceuticals, Inc. (a)	201	7,793
Armstrong World Industries, Inc. (a)	6,804	410,281
Array BioPharma, Inc. (a)	2,563	44,391
Aspen Technology, Inc. (a)	13,422	1,037,252
Avexis, Inc. (a)	226	27,963
Big Lots, Inc.	7,398	415,768
Bioverativ, Inc. (a)	1,084	113,473
Blackstone Mortgage Trust, Inc., Class A	2,695	83,680
Bloomin’ Brands, Inc.	38,812	896,169
Blue Hills Bancorp, Inc.	250	5,037
Bluebird Bio, Inc. (a)(d)	521	104,721
Blueprint Medicines Corp. (a)	346	29,950
Boston Private Financial Holdings, Inc.	426	6,220
Bottomline Technologies, Inc. (a)	2,712	103,002
Brady Corp., Class A	8,353	312,402
Brink’s Co.	330	24,255
Bruker Corp.	32,585	998,730
Burlington Stores, Inc. (a)	807	98,970
Cabot Corp.	16,175	973,411
Cabot Microelectronics Corp.	6,802	693,124
Capella Education Co.	166	12,898
Carter’s, Inc.	3,591	418,998
Catalent, Inc. (a)	2,623	109,510
Cato Corp., Class A	9,013	102,388
Chatham Lodging Trust (d)	5,335	97,044
Chemed Corp.	2,924	759,158
Children’s Place, Inc.	2,019	287,304
Choice Hotels International, Inc.	6,855	542,573
Citi Trends, Inc.	6,953	154,078
Clovis Oncology,Inc. (a)	366	21,254
Cohu, Inc.	1,440	28,843
Concert Pharmaceuticals, Inc. (a)	554	12,122
CSG Systems International, Inc.	5,850	273,078
Curtiss-Wright Corp.	1,465	197,746
CytomX Therapeutics, Inc. (a)(d)	513	15,241
Dana, Inc.	2,405	63,901
DiamondRock Hospitality Co.	5,754	59,151
Dillard’s, Inc., Class A	420	34,251
Dynavax Technologies Corp. (a)(d)	172	2,778
Emergent BioSolutions, Inc. (a)	566	28,130
Enanta Pharmaceuticals, Inc. (a)(d)	247	19,419
Ennis, Inc.	16,568	323,076
EnPro Industries, Inc.	6,126	443,890
Entegris, Inc.	414	13,745
Esperion Therapeutics, Inc. (a)	104	8,363
Essendant, Inc.	786	6,241
Exact Sciences Corp. (a)	1,149	51,257
Exelixis, Inc. (a)	3,608	93,086
Exterran Corp. (a)	3,413	88,294
FibroGen, Inc. (a)	576	31,738
First American Financial Corp.	1,018	59,075
First Community Bancshares, Inc.	501	13,602
First Financial Bancorp	1,203	32,722
Forrester Research, Inc.	137	5,548
FutureFuel Corp.	358	4,292
Global Blood Therapeutics, Inc. (a)	365	21,407
Greif,Inc., Class A	1,719	98,963
Group 1 Automotive, Inc.	3,976	273,708
H&E Equipment Services, Inc.	901	33,959
Halozyme Therapeutics, Inc. (a)(d)	1,881	36,980
Hanmi Financial Corp.	461	14,084
Haverty Furniture Cos., Inc.	219	4,457
Herbalife Ltd. (a)	694	63,917
Heron Therapeutics, Inc. (a)	244	4,965
Hersha Hospitality Trust	1,599	26,863
Hibbett Sports, Inc. (a)	702	18,076

Security	Shares	Value
United States (continued)
Hill-Rom Holdings, Inc.	12,471	$1,043,324
Hilltop Holdings, Inc.	218	5,300
Huntsman Corp.	2,294	74,027
ImmunoGen, Inc. (a)	1,987	22,076
Immunomedics, Inc. (a)(d)	495	8,370
Independent Bank Corp.	270	6,169
Innophos Holdings, Inc.	854	35,492
Innospec, Inc.	494	32,085
Insmed, Inc. (a)(d)	592	14,332
Insperity, Inc.	7,932	517,960
Inter Parfums, Inc.	7,460	316,304
Intercept Pharmaceuticals, Inc. (a)	101	6,033
InterDigital, Inc.	9,536	684,685
Interface, Inc.	2,165	52,393
Intrexon Corp. (a)	149	1,940
Invesco Mortgage Capital, Inc.	49,788	765,242
Ionis Pharmaceuticals, Inc. (a)	1,293	68,296
Iovance Biotherapeutics, Inc. (a)	303	5,257
Ironwood Pharmaceuticals, Inc. (a)	1,122	15,932
ITT, Inc.	6,620	332,192
J&J Snack Foods Corp.	342	45,941
Jabil, Inc.	16,554	448,448
John Wiley & Sons, Inc., Class A	15,746	1,011,681
Juno Therapeutics, Inc. (a)	713	61,867
Kadant, Inc.	1,154	110,092
KAR Auction Services, Inc.	17,862	965,977
Kearny Financial Corp.	6,686	86,918
Kimball International, Inc., Class B	365	5,997
Lakeland Financial Corp.	355	16,085
Landstar System, Inc.	4,164	453,043
Legg Mason, Inc.	24,429	974,961
Ligand Pharmaceuticals, Inc. (a)	289	43,896
Limelight Networks, Inc. (a)	1,425	5,757
Lincoln Electric Holdings, Inc.	685	59,965
Loxo Oncology,Inc. (a)	191	21,243
Magellan Health, Inc. (a)	2,715	273,943
Marten Transport Ltd.	3,471	75,147
Materion Corp.	15,275	769,860
McGrath RentCorp	306	15,490
Medifast, Inc.	1,882	120,053
Mercantile Bank Corp.	1,142	37,800
Meridian Bancorp, Inc.	4,798	96,200
Meritor, Inc. (a)	2,412	59,094
MiMedx Group, Inc. (a)(d)	577	4,091
Mitel Networks Corp. (a)	942	7,706
Modine Manufacturing Co. (a)	446	10,258
Momenta Pharmaceuticals, Inc. (a)	492	8,389
MongoDB, Inc. (a)	2,280	73,439
MSA Safety, Inc.	1,862	150,133
MTGE Investment Corp.	33,026	561,442
Myriad Genetics, Inc. (a)	996	32,290
Neurocrine Biosciences, Inc. (a)	910	76,831
Nordson Corp.	115	15,418
OM Asset Management PLC	34,264	525,267
On Assignment, Inc. (a)	262	20,093
OPKO Health, Inc. (a)	2,336	7,919
Orthofix International NV (a)	6,571	368,042
Outfront Media, Inc.	44,125	905,004
Oxford Industries, Inc.	86	6,873
PDL BioPharma, Inc. (a)	5,825	13,980
Peoples Bancorp, Inc.	354	12,209
PerkinElmer, Inc.	6,235	475,980
Pier 1 Imports, Inc.	17,284	53,580
PolyOne Corp.	146	6,031
Portola Pharmaceuticals, Inc. (a)	584	24,715
PotlatchDeltic Corp.	8,846	452,473
Primerica, Inc.	173	16,867
Progress Software Corp.	20,791	974,474
Provident Financial Services, Inc.	5,433	135,173
Puma Biotechnology, Inc. (a)(d)	242	15,815

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
QCR Holdings, Inc.	1,870	$81,532
Radius Health, Inc. (a)	230	8,761
Regal Beloit Corp.	13,696	990,221
Regis Corp. (a)	4,912	79,034
Repligen Corp. (a)	280	9,601
Republic Bancorp, Inc., Class A	1,122	41,794
Resources Connection, Inc.	8,278	128,723
Rexnord Corp. (a)(d)	1,923	55,729
RH (a)	126	10,695
RigNet, Inc. (a)	391	5,239
RPX Corp.	8,897	89,237
RR Donnelley & Sons Co.	2,055	15,495
Ryder System, Inc.	5,868	424,667
Ryman Hospitality Properties, Inc.	718	49,513
Sage Therapeutics, Inc. (a)(d)	469	75,678
SandySpring Bancorp, Inc.	4,292	166,358
Sangamo Therapeutics, Inc. (a)(d)	636	15,232
Sarepta Therapeutics, Inc. (a)(d)	607	38,101
Schnitzer Steel Industries, Inc., Class A	1,675	56,950
Sensient Technologies Corp.	13,323	958,590
Shoe Carnival, Inc.	851	19,879
Shutterfly, Inc. (a)	678	52,023
Silgan Holdings, Inc.	27,359	778,364
Sims Metal Management Ltd.	3,442	45,994
Sleep Number Corp. (a)	360	12,398
Southwest Gas Holdings, Inc.	86	5,666
Spark Therapeutics, Inc. (a)	191	10,906
Spectrum Pharmaceuticals, Inc. (a)	652	14,025
Spok Holdings, Inc.	1,723	26,793
Sprouts Farmers Market, Inc. (a)	1,467	37,790
Standex International Corp.	1,066	102,443
Stepan Co.	231	18,503
Stoneridge, Inc. (a)	1,867	40,626
Synovus Financial Corp.	580	28,594
Tailored Brands, Inc.	786	18,400
Tenneco, Inc.	9,501	499,278
Teradyne, Inc.	24,029	1,090,917
Terex Corp.	24,119	1,001,421
TFS Financial Corp.	675	9,895
Titan Machinery, Inc. (a)(d)	1,140	22,732
Tivity Health, Inc. (a)(d)	423	16,307
Toro Co.	15,207	966,709
Tower International, Inc.	6,381	166,544
TriNet Group, Inc. (a)	3,941	185,897
Trinseo SA	10,300	819,880
TTEC Holdings, Inc.	469	16,720
Ultragenyx Pharmaceutical, Inc. (a)	371	17,738
UMB Financial Corp.	1,557	113,661
Universal Logistics Holdings, Inc.	383	8,464
Urban Outfitters, Inc. (a)	4,277	150,935
Versum Materials, Inc.	22,332	826,731
Virtusa Corp. (a)	132	6,299
Vishay Intertechnology, Inc.	4,285	78,844
Weingarten Realty Investors	1,389	37,684
WellCare Health Plans, Inc. (a)	5,154	999,412
Xencor, Inc. (a)	230	7,045

		40,427,610
Total Long-Term Investments — 96.7% (Cost: $75,589,225)		81,566,758

Security	Shares		Value
Short-Term Securities — 3.7%

Money Market Funds — 0.6%
SL Liquidity Series, LLC, Money Market Series, 1.61% (e)(f)(g)		548,287	$548,232

Total Money Market Funds — 0.6% (Cost: $548,232)			548,232

	Par (000)
Time Deposits — 3.1%

Australia — 0.1%
National Australia Bank, 0.63%, 03/01/18	AUD	60	46,481

Canada — 0.2%
Brown Brothers Harriman & Co., 0.55%, 03/01/18	CAD	255	198,296

Europe — 0.5%
Citibank, London, (0.58)%, 03/01/18	EUR	364	444,555

Hong Kong —0.0%
Brown Brothers Harriman &Co., 0.34%, 03/01/18	HKD	50	6,318

Japan — 0.1%
Sumitomo, Tokyo, (0.31)%, 03/01/18	JPY	8,433	79,037

Singapore — 0.2%
BNP Paribas S.A., 0.15%, 03/01/18	SGD	180	135,854

United Kingdom — 0.2%
Citibank, London, 0.23%, 03/01/18	GBP	120	165,599

United States — 1.8%
Wells Fargo Bank, N.A., 1.43%, 03/01/18	USD	1,520	1,520,096

Total Time Deposits — 3.1% (Cost: $2,608,331)			2,596,236

Total Short-Term Securities — 3.7% (Cost: $3,156,563)			3,144,468

Total Investments — 100.4% (Cost: $78,745,788)			84,711,226
Liabilities in Excess of Other Assets — (0.4)%			(303,019)

Net Assets — 100.0%			$84,408,207

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) February 28, 2018	Advantage Global SmallCap Fund

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Security, or a portion of the security, is on loan.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.
(g)	During the six months ended February 28, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/2017	Net Activity	Shares Held at 02/28/2018	Value at 02/28/2018	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	1,555,085	(1,006,798)	548,287	$548,232	$3,862(a)	$(320)	$(105)

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Yen Index	3	03/08/18	$308	$5,199
Euro STOXX 50 Index	8	03/16/18	336	(12,325)
FTSE 100 Index	2	03/16/18	199	(1,056)
Mini MSCI Emerging Markets Index	5	03/16/18	296	(7,358)
Russell 2000 E-Mini Index	18	03/16/18	1,360	(38,269)

				$(53,809)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation(a)	$—	$—	$5,199	$—	$—	$—	$5,199

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation(a)	$—	$—	$59,008	$—	$—	$—	$59,008

(a)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	$—	$—	$268,612	$—	$—	$—	$268,612

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(88,236)	$—	$—	$—	$(88,236)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,528,800

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	Advantage Global SmallCap Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$670,749	$—	$670,749
Belgium	—	43,479	—	43,479
Brazil	374,121	—	—	374,121
Canada	2,912,188	—	—	2,912,188
China	334,873	2,016,868	—	2,351,741
Czech Republic	138,106	—	—	138,106
Denmark	—	422,238	—	422,238
Finland	200,551	—	—	200,551
France	30,968	2,019,270	—	2,050,238
Germany	44,949	450,945	—	495,894
Greece	479,363	—	—	479,363
Hong Kong	240,115	1,236,296	—	1,476,411
Hungary	—	219,028	—	219,028
India	50,038	687,393	—	737,431
Indonesia	115,821	7,541	—	123,362
Ireland	10,579	—	—	10,579
Israel	1,734,132	—	—	1,734,132
Italy	98,029	88,475	—	186,504
Japan	29,692	7,470,824	—	7,500,516
Jersey	—	463,788	—	463,788
Malaysia	63,524	205,849	—	269,373
Mexico	182,137	—	—	182,137
Netherlands	52,412	75,775	—	128,187
Norway	—	54,607	—	54,607
Poland	26,198	79,853	—	106,051
Portugal	5,820	53,961	—	59,781
Puerto Rico	20,193	—	—	20,193
Russia	7,767	—	—	7,767
Singapore	1,004,240	1,410,758	—	2,414,998
South Africa	860,429	—	—	860,429
South Korea	93,711	424,567	—	518,278
Spain	—	569,849	—	569,849
Sweden	—	3,291,320	—	3,291,320
Switzerland	—	809,351	—	809,351
Taiwan	167,862	1,820,382	—	1,988,244
Thailand	12,747	2,178,516	—	2,191,263
Turkey	597,206	1,364,651	—	1,961,857
United Kingdom	731,639	2,383,405	—	3,115,044
United States	40,381,616	45,994	—	40,427,610
Short-Term Securities	—	2,596,236	—	2,596,236

Subtotal	$51,001,026	$33,161,968	$—	$84,162,994

Investments Valued at NAV(a)				548,232

Total Investments				$84,711,226

Derivative Financial Instruments(b)
Assets:
Equity contracts	$5,199	$—	$—	$5,199
Liabilities:
Equity contracts	(59,008)	—	—	(59,008)

	$(53,809)	$—	$—	$(53,809)

(a)	As of February 28, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended February 28, 2018, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) February 28, 2018	Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.5%

Auto Components — 1.6%
Adient PLC	5,833	$361,996
Goodyear Tire & Rubber Co.	8,144	235,687
Magna International, Inc.	11,508	632,595

		1,230,278
Banks — 10.3%
Cullen/Frost Bankers, Inc.	11,577	1,203,892
KeyCorp	81,510	1,722,306
Popular, Inc.	28,596	1,201,318
Regions Financial Corp.	105,431	2,046,416
SunTrust Banks, Inc.	26,947	1,881,978

		8,055,910
Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	4,568	531,030

Biotechnology —0.9%
United Therapeutics Corp. (a)	5,985	693,362

Building Products — 1.2%
Owens Corning	11,782	957,877

Capital Markets — 0.2%
Blackstone Group LP	5,640	191,760

Chemicals — 3.2%
Cabot Corp.	7,100	427,278
Eastman Chemical Co.	13,651	1,379,843
Huntsman Corp.	16,308	526,259
Praxair, Inc.	1,392	208,452

		2,541,832
Communications Equipment — 0.7%
Motorola Solutions, Inc.	5,276	560,047

Construction Materials — 0.7%
CRH PLC	15,822	519,575

Containers & Packaging —2.4%
International Paper Co.	10,320	614,969
Packaging Corp. of America	3,613	430,670
WestRock Co.	13,285	873,622

		1,919,261
Diversified Consumer Services — 0.5%
H&R Block, Inc.	15,320	388,056

Diversified Financial Services — 1.4%
Leucadia National Corp.	44,625	1,070,554

Diversified Telecommunication Services — 0.8%
BCE, Inc.	8,384	365,794
CenturyLink, Inc.	14,328	253,176

		618,970
Electric Utilities — 6.6%
Edison International	17,175	1,040,633
Entergy Corp.	9,625	729,768
Exelon Corp.	4,753	176,051
FirstEnergy Corp.	51,325	1,659,337
Great Plains Energy,Inc.	27,573	803,753
PG&E Corp.	19,040	782,354

		5,191,896
Electronic Equipment, Instruments &Components — 6.2%
Avnet, Inc.	27,639	1,180,185
CDW Corp.	25,707	1,874,812
Corning, Inc.	15,648	455,044
Dolby Laboratories, Inc., Class A	13,060	843,023
TE Connectivity Ltd.	4,620	476,276

		4,829,340

Security	Shares	Value
Energy Equipment &Services — 2.0%
Baker Hughes a GE Co.	7,127	$188,153
FTS International, Inc. (a)	10,008	203,363
Helmerich & Payne, Inc.	7,413	478,509
Rowan Cos., PLC, Class A (a)	27,454	333,841
Transocean Ltd. (a)	38,287	348,795

		1,552,661
Equity Real Estate Investment Trusts (REITs) — 6.4%
Crown Castle International Corp.	6,904	759,854
Duke Realty Corp.	13,299	329,416
Lamar Advertising Co., Class A	21,240	1,411,823
Prologis, Inc.	21,371	1,296,792
Rayonier, Inc. (b)	19,650	667,904
Welltower, Inc.	10,293	540,382

‘		5,006,171
Food &Staples Retailing — 0.9%
Kroger Co.	25,170	682,610

Food Products — 2.2%
Archer-Daniels-Midland Co.	4,640	192,653
Bunge, Ltd.	2,410	181,786
General Mills, Inc.	6,654	336,360
Ingredion, Inc.	5,125	669,530
Kellogg Co.	5,642	373,500

		1,753,829
Health Care Equipment &Supplies — 3.1%
Koninklijke Philips NV	19,511	743,584
Smith & Nephew PLC — ADR	33,093	1,173,809
Zimmer Biomet Holdings, Inc.	4,628	538,005

		2,455,398
Health Care Providers &Services — 5.8%
Cardinal Health, Inc.	10,998	761,172
Cigna Corp.	1,922	376,501
Express Scripts Holding Co. (a)	12,117	914,228
Humana, Inc.	3,339	907,607
McKesson Corp.	4,695	700,635
Premier, Inc., Class A (a)(b)	8,715	288,902
Quest Diagnostics, Inc.	3,546	365,415
WellCare Health Plans, Inc. (a)	1,290	250,144

		4,564,604
Hotels, Restaurants & Leisure — 0.6%
International Game Technology PLC	17,970	476,205

Household Durables — 0.5%
Whirlpool Corp.	2,324	377,487

Household Products — 1.0%
Energizer Holdings, Inc.	14,783	805,378

Independent Power and Renewable Electricity Producers — 1.1%
AES Corp	82,275	894,329

Insurance — 8.7%
Allstate Corp.	5,741	529,665
Assurant, Inc.	14,949	1,277,691
Assured Guaranty Ltd.	30,369	1,050,160
Everest Re Group Ltd.	1,394	334,895
Hartford Financial Services Group, Inc.	13,298	702,799
Marsh & McLennan Cos., Inc.	7,070	586,951
MetLife, Inc.	10,202	471,230
Prudential Financial, Inc.	1,790	190,313
Travelers Cos., Inc.	1,390	193,210
Validus Holdings Ltd.	21,642	1,463,865

		6,800,779
IT Services — 1.0%
Fidelity National Information Services, Inc.	7,988	776,274

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Leisure Products — 1.6%
Mattel, Inc.	47,532	$755,759
Polaris Industries, Inc.	4,070	463,939

		1,219,698
Machinery — 3.6%
Cummins, Inc.	8,248	1,387,066
Pentair PLC	11,471	787,943
Stanley Black & Decker, Inc.	1,575	250,724
Terex Corp.	10,374	430,728

		2,856,461
Media — 1.4%
Discovery Communications, Inc., Class C (a)(b)	16,128	370,621
Interpublic Group of Cos., Inc.	31,260	731,484

		1,102,105
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Chimera Investment Corp.	19,893	333,407

Multiline Retail — 1.0%
Dollar General Corp.	5,347	505,773
Macy’s, Inc.	10,550	310,275

		816,048
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	17,028	824,666

Oil, Gas &Consumable Fuels — 5.6%
Devon Energy Corp.	24,608	754,727
Hess Corp.	25,003	1,135,636
Marathon Oil Corp.	40,755	591,763
Marathon Petroleum Corp.	6,992	447,908
Valero Energy Corp.	4,360	394,231
Williams Cos., Inc.	38,448	1,067,316

		4,391,581
Personal Products — 0.6%
Nu Skin Enterprises, Inc., Class A	6,797	478,509

Pharmaceuticals — 0.5%
Perrigo Co. PLC	4,520	368,199

Professional Services — 2.0%
Experian PLC	27,783	593,129
Nielsen Holdings PLC	30,386	991,495

		1,584,624
Real Estate Management & Development — 0.6%
Realogy Holdings Corp.	19,837	506,835

Road & Rail — 0.5%
Norfolk Southern Corp.	2,974	413,624

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.	3,964	357,355
Xilinx, Inc.	4,437	316,136

		673,491
Software — 2.8%
CA, Inc.	14,162	497,086
Constellation Software, Inc.	1,338	866,061
Dell Technologies, Inc., Class V (a)	7,970	592,091
Symantec Corp.	9,758	256,538

		2,211,776
Specialty Retail — 1.3%
Bed Bath & Beyond, Inc.	18,385	394,174
Williams-Sonoma, Inc.	11,903	616,099

		1,010,273
Technology Hardware, Storage & Peripherals — 2.0%
HP, Inc.	18,640	435,990

Security	Shares		Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.		18,055	$1,093,230

			1,529,220
Wireless Telecommunication Services — 1.9%
Telephone & Data Systems, Inc.		52,571	1,474,091

Total Long-Term Investments — 98.5% (Cost: $73,216,035)			77,240,081

Short-Term Securities — 2.3%

Money Market Funds — 0.9%
SL Liquidity Series, LLC, Money Market Series, 1.61% (c)(d)(e)		733,667	733,594

Total Money Market Funds — 0.9% (Cost: $733,594)			733,594

	Par (000)

Time Deposits — 1.4%

United Kingdom — 0.0%
Brown Brothers Harriman &Co., 0.23%, 03/01/18	GBP	1	1,008

United States — 1.4%
JPMorgan Chase Bank N.A., 1.43%, 03/01/18	USD	1,079	1,078,934

Total Time Deposits — 1.4% (Cost: $1,079,942)			1,079,942

Total Short-Term Securities — 2.3% (Cost: $1,813,536)			1,813,536

Total Investments — 100.8% (Cost: $75,029,571)			79,053,617
Liabilities in Excess of Other Assets — (0.8)%			(605,300)

Net Assets — 100.0%			$78,448,317

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) February 28, 2018	Mid Cap Dividend Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the six months ended February 28, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/2017	Net Activity	Shares Held at 02/28/2018	Value at 02/28/2018	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	213,813	519,854	733,667	$733,594	$1,239(a)	$(613)	$—

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$1,230,278	$—	$—	$1,230,278
Banks	8,055,910	—	—	8,055,910
Beverages	531,030	—	—	531,030
Biotechnology	693,362	—	—	693,362
Building Products	957,877	—	—	957,877
Capital Markets	191,760	—	—	191,760
Chemicals	2,541,832	—	—	2,541,832
Communications Equipment	560,047	—	—	560,047
Construction Materials	—	519,575	—	519,575
Containers & Packaging	1,919,261	—	—	1,919,261
Diversified Consumer Services.	388,056	—	—	388,056
Diversified Financial Services	1,070,554	—	—	1,070,554
Diversified Telecommunication Services	618,970	—	—	618,970
Electric Utilities	5,191,896	—	—	5,191,896
Electronic Equipment, Instruments & Components	4,829,340	—	—	4,829,340
Energy Equipment & Services	1,552,661	—	—	1,552,661
Equity Real Estate Investment Trusts (REITs)	5,006,171	—	—	5,006,171
Food & Staples Retailing	682,610	—	—	682,610
Food Products	1,753,829	—	—	1,753,829
Health Care Equipment & Supplies	1,711,814	743,584	—	2,455,398
Health Care Providers & Services	4,564,604	—	—	4,564,604
Hotels, Restaurants & Leisure	476,205	—	—	476,205
Household Durables	377,487	—	—	377,487
Household Products	805,378	—	—	805,378
Independent Power and Renewable Electricity Producers	894,329	—	—	894,329
Insurance	6,800,779	—	—	6,800,779
IT Services	776,274	—	—	776,274
Leisure Products	1,219,698	—	—	1,219,698
Machinery	2,856,461	—	—	2,856,461
Media	1,102,105	—	—	1,102,105
Mortgage Real Estate Investment Trusts (REITs)	333,407	—	—	333,407
Multiline Retail	816,048	—	—	816,048
Multi-Utilities	824,666	—	—	824,666
Oil, Gas & Consumable Fuels	4,391,581	—	—	4,391,581
Personal Products	478,509	—	—	478,509
Pharmaceuticals	368,199	—	—	368,199
Professional Services	991,495	593,129	—	1,584,624

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	Mid Cap Dividend Fund

	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$506,835	$—	$—	$506,835
Road & Rail	413,624	—	—	413,624
Semiconductors & Semiconductor Equipment	673,491	—	—	673,491
Software	2,211,776	—	—	2,211,776
Specialty Retail	1,010,273	—	—	1,010,273
Technology Hardware, Storage & Peripherals	1,529,220	—	—	1,529,220
Wireless Telecommunication Services	1,474,091	—	—	1,474,091
Short-Term Securities	—	1,079,942	—	1,079,942

Subtotal	$75,383,793	$2,936,230	$—	$78,320,023

Investments Valued at NAV(a)				733,594

Total Investments				$79,053,617

(a)	As of February 28, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended February 28, 2018, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	19

Statements of Assets and Liabilities  (unaudited)

February 28, 2018

	Advantage Global SmallCap Fund	Mid Cap Dividend Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$84,162,994	$78,320,023
Investments at value — affiliated(c)	548,232	733,594
Cash pledged for futures contracts	122,000	—
Foreign currency at value(d)	11,310	—
Receivables:
Investments sold	2,011,766	63,102
Securities lending income — affiliated	188	178
Capital shares sold	55,421	14,715
Dividends — unaffiliated	114,235	147,384
From the Manager	117,456	58,195
Prepaid expenses	14,181	14,589

Total assets	87,157,783	79,351,780

LIABILITIES
Cash collateral on securities loaned at value	546,773	734,165
Payables:
Investments purchased	2,012,520	62,882
Capital shares redeemed	24,346	21,618
Deferred foreign capital gain tax	2,121	—
Other accrued expenses	123,564	79,095
Other affiliates	808	743
Trustees’ and Officer’s fees	4,992	4,960
Variation margin on futures contracts	34,452	—

Total liabilities	2,749,576	903,463

NET ASSETS	$84,408,207	$78,448,317

NET ASSETS CONSIST OF
Paid-in capital	$75,159,578	$73,153,854
Undistributed (distributions in excess of) net investment income	(604,592)	138,960
Undistributed net realized gain	3,942,636	1,131,450
Net unrealized appreciation (depreciation)	5,910,585	4,024,053

NET ASSETS	$84,408,207	$78,448,317

Net asset value per share	$13.38	$12.10

Shares outstanding(e)	6,308,039	6,484,443

(a) Investments at cost — unaffiliated	$78,197,556	$74,295,977
(b) Securities loaned at value	$518,981	$686,255
(c) Investments at cost — affiliated	$548,232	$733,594
(d) Foreign currency at cost	$11,068	—
(e) Unlimited number of shares authorized, $0.01 par value.

See notes to financial statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended February 28, 2018

	Advantage Global SmallCap Fund	Mid Cap Dividend Fund

INVESTMENT INCOME
Dividends — unaffiliated	$846,842	$947,015
Securities lending income — affiliated — net	3,862	1,239
Foreign taxes withheld	(25,630)	(3,230)

Total investment income	825,074	945,024

EXPENSES
Investment advisory	409,903	281,869
Custodian	82,159	4,496
Professional	45,286	42,546
Accounting services	16,741	15,776
Transfer agent	15,549	15,245
Registration	12,980	15,034
Trustees and Officer	9,488	9,396
Printing	9,151	9,451
Miscellaneous	19,643	6,578

Total expenses excluding excise tax	620,900	400,391
Excise Tax	10,744	—

Total expenses	631,644	400,391
Less fees waived and/or reimbursed by the Manager	(620,881)	(400,305)

Total expenses after fees waived and/or reimbursed	10,763	86

Net investment income	814,311	944,938

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(320)	(613)
Investments — unaffiliated	4,711,106	1,645,750
Futures contracts	268,612	—
Foreign currency transactions	13,493	(1,109)

	4,992,891	1,644,028

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(105)	—
Investments — unaffiliated	2,917,885 (a)	5,014,562
Futures contracts	(88,236)	—
Foreign currency translations	(3,024)	842

	2,826,520	5,015,404

Net realized and unrealized gain	7,819,411	6,659,432

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,633,722	$7,604,370

(a)	Net of $(2,121) foreign capital gain tax.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

	Advantage Global SmallCap Fund
	Six Months Ended 02/28/2018 (unaudited)	Period from 05/01/2017 to 08/31/2017	Year Ended 04/30/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$814,311	$1,145,692	$1,893,785
Net realized gain	4,992,891	21,217,322	9,214,045
Net change in unrealized appreciation (depreciation)	2,826,520	(16,045,021)	7,362,154

Net increase in net assets resulting from operations	8,633,722	6,317,993	18,469,984

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(3,000,001)	(1,177,618)	(2,437,012)
From net realized gain	(1,728,555)	(13,847,318)	—

Decrease in net assets resulting from distributions to shareholders	(4,728,556)	(15,024,936)	(2,437,012)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(24,284,790)	(2,673,314)	(12,893,692)

NET ASSETS
Total increase (decrease) in net assets	(20,379,624)	(11,380,257)	3,139,280
Beginning of period	104,787,831	116,168,088	113,028,808

End of period	$84,408,207	$104,787,831	$116,168,088

Undistributed (distributions in excess of) net investment income, end of period	$(604,592)	$1,581,098	$95,120

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	Mid Cap Dividend Fund
	Six Months Ended 02/28/2018 (unaudited)	Period from 05/01/2017 to 08/31/2017	Year Ended 04/30/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$944,938	$831,555	$1,639,296
Net realized gain	1,644,028	13,481,797	13,472,093
Net change in unrealized appreciation (depreciation)	5,015,404	(15,121,935)	4,081,191

Net increase (decrease) in net assets resulting from operations	7,604,370	(808,583)	19,192,580

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(1,700,006)	(415,891)	(1,658,252)
From net realized gain	(73,145)	(18,277,021)	(137,079)

Decrease in net assets resulting from distributions to shareholders	(1,773,151)	(18,692,912)	(1,795,331)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(19,991,187)	5,515,388	(12,306,072)

NET ASSETS
Total increase (decrease) in net assets	(14,159,968)	(13,986,107)	5,091,177
Beginning of period	92,608,285	106,594,392	101,503,215

End of period	$78,448,317	$92,608,285	$106,594,392

Undistributed net investment income, end of period	$138,960	$894,028	$387,072

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Financial Highlights

(For a share outstanding throughout each period)

	Advantage Global SmallCap Fund
	Six Months Ended 02/28/2018 (unaudited)		Period from 05/01/2017 to 08/31/2017		Year Ended April 30,
					2017		2016	2015	2014	2013
Net asset value, beginning of period	$12.88		$14.16		$12.32		$14.49	$16.29	$14.09	$12.66

Net investment income(a)	0.11		0.14		0.22		0.150.22		0.21	0.20
Net realized and unrealized gain (loss)	1.02		0.64		1.90		(1.53)	0.40	3.58	1.66

Net increase (decrease) from investment operations	1.13		0.78		2.12		(1.38)	0.62	3.79	1.86

Distributions(b)
From net investment income	(0.40)		(0.16)		(0.28)		(0.21)	(0.03)	(0.39)	(0.43)
From net realized gain	(0.23)		(1.90)		—		(0.58)	(2.39)	(1.20)	—

Total distributions	(0.63)		(2.06)		(0.28)		(0.79)	(2.42)	(1.59)	(0.43)

Net asset value, end of period	$13.38		$12.88		$14.16		$12.32	$14.49	$16.29	$14.09

Total Return(c)
Based on net asset value	8.93	%(d)	5.43	%(d)	17.33	%(e)	(9.86)%	4.48%	27.71%	15.30%

Ratios to Average Net Assets
Total expenses	1.31	%(f)	1.24	%(f)(g)	1.18%		1.14%	1.07%	1.08%	1.07%

Total expenses after fees waived and/or reimbursed	0.02	%(f)	0.00	%(f)	0.00%		0.00%	0.00%	0.00%	0.00%

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.00	%(f)	0.00	%(f)	0.00%		0.00%	0.00%	0.00%	0.00%

Net investment income	1.69	%(f)	3.09	%(f)	1.65%		1.17%	1.46%	1.35%	1.60%

Supplemental Data
Net assets, end of period (000)	$84,408		$104,788		$116,168		$113,029	$175,671	$171,594	$144,493

Portfolio turnover rate	79%		143%		69%		86%	91%	81%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Certain legal and audit expenses were not annualized in the calculation of the total expense ratio. If these expenses were annualized, the total expense ratio would have been 1.35%.

See notes to financial statements.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Mid Cap Dividend Fund
	Six Months Ended 02/28/2018 (unaudited)		Period from 05/01/2017 to 08/31/2017		Year Ended April 30,
					2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.37		$14.32		$12.20		$14.27	$15.83	$14.10	$12.11

Net investment income(a)	0.13		0.11		0.21		0.22	0.25	0.24	0.20
Net realized and unrealized gain (loss)	0.84		(0.23)		2.13		(0.62)	0.68	2.83	1.98

Net increase (decrease) from investment operations	0.97		(0.12)		2.34		(0.40)	0.93	3.07	2.18

Distributions(b)
From net investment income	(0.23)		(0.06)		(0.20)		(0.22)	(0.23)	(0.24)	(0.19)
From net realized gain	(0.01)		(2.77)		(0.02)		(1.45)	(2.26)	(1.10)	—

Total distributions	(0.24)		(2.83)		(0.22)		(1.67)	(2.49)	(1.34)	(0.19)

Net asset value, end of period	$12.10		$11.37		$14.32		$12.20	$14.27	$15.83	$14.10

Total Return(c)
Based on net asset value	8.51	%(d)	(1.37	)%(d)	19.24	%(e)	(2.62)%	6.58%	22.36%	18.26%

Ratios to Average Net Assets
Total expenses	0.92	%(f)	0.92	%(f)(g)	0.85%		0.83%	0.81%	0.81%	0.82%

Total expenses after fees waived and/or reimbursed	0.00	%(f)	0.00	%(f)	0.00%		0.00%	0.00%	0.00%	0.00%

Net investment income	2.18	%(f)	2.55	%(f)	1.53%		1.72%	1.66%	1.58%	1.64%

Supplemental Data
Net assets, end of period (000)	$78,448		$92,608		$106,594		$101,503	$165,931	$167,656	$153,741

Portfolio turnover rate	18%		144%		82%		91%	83%	61%	57%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Certain legal and audit expenses were not annualized in the calculation of the total expense ratio. If these expenses were annualized, the total expense ratio would have been 1.04%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Managed Account Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
Advantage Global SmallCap Fund	Advantage Global SmallCap	Diversified
Mid Cap Dividend Fund	Mid Cap Dividend	Diversified

Investors may only purchase shares in the Funds by entering into a wrap-fee program or other separately managed account. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss)for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. Distributions from net investment income will be paid annually by the Advantage Global SmallCap Fund and quarterly by the Mid Cap Dividend Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

“Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparable and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of February 28, 2018, certain investments of the Funds were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Advantage Global SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Citigroup Global Markets, Inc.	$206,125	$(206,125)	$—
Deutsche Bank Securities, Inc.	147,887	(147,887)	—
JP Morgan Securities LLC	50,102	(50,102)	—
Morgan Stanley	47,294	(47,294)	—
SG Americas Securities LLC	55,149	(55,149)	—
State Street Bank & Trust Co.	12,105	(12,105)	—
UBS Obscurities LLC	319	(319)	—

	$518,981	$(518,981)	$—

Mid Cap Dividend
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Citigroup Global Markets, Inc.	$ 50,985	$ (50,985)	$—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	356,810	(356,810)	—
Morgan Stanley	278,460	(278,460)	—

	$686,255	$(686,255)	$—

(a)	Cash collateral with a value of $546,773 and $734,165 has been received in connection with securities lending agreements for Advantage Global SmallCap and Mid Cap Dividend, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Advantage Global SmallCap	Mid Cap Dividend
Average Daily Net Assets	Investment Advisory Fee
Not exceeding $1 Billion	0.85%	0.65%
Exceeding $1 Billion but not exceeding $3 Billion	0.80	0.61
Exceeding $3 Billion but not exceeding $5 Billion	0.77	0.59
Exceeding $5 Billion but not exceeding $10 Billion	0.74	0.57
Exceeding $10 Billion	0.72	0.55

Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, except extraordinary expenses. This agreement has no fixed termination date and will remain in effect for as long as shares of a Fund may be purchased and held only by or on behalf of separately managed account clients who have retained the Manager to manage their accounts pursuant to an investment management agreement with the Manager and/or a managed account program sponsor.

Although the Funds do not compensate the Manager directly for its services under the Investment Advisory Agreement, because each Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager’s affiliates to manage their accounts. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The waivers were as follows:

Advantage Global SmallCap	$409,903
Mid Cap Dividend	$281,869

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through December 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of a Fund, as defined in the 1940 Act (“Independent Trustees”), or by avote of a majority of the outstanding voting securities of a Fund. For the six months ended February 28, 2018, there were no fees waived by the Manager.

In addition, the Manager reimbursed each Fund’s operating expenses as follows, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations:

Advantage Global SmallCap	$210,978
Mid Cap Dividend	$118,436

The Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Advantage Global SmallCap	$695
Mid Cap Dividend	$641

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (unaudited) (continued)

collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its ser-vices as securities lending agent.

Pursuant to a securities lending agreement, Mid Cap Dividend retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses. Pursuant to a securities lending agreement, Advantage Global SmallCap retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: Mid Cap Dividend will retain 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses. Advantage Global SmallCap will retain 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. Each Fund paid BIM the following amounts for securities lending agent services:

Advantage Global SmallCap	$675
Mid Cap Dividend	$384

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Inter fund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended February 28, 2018, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7. PURCHASES AND SALES

For the six months ended February 28, 2018, purchases and sales of investments excluding short-term securities, were as follows:

	Advantage Global SmallCap	Mid Cap Dividend
Purchases	$ 74,697,823	$15,598,264
Sales	$100,327,446	$36,554,216

8.	INCOME TAX INFORMATION

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for the period ended August 31, 2017 and each of the four years ended April 30, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	Advantage Global SmallCap	Mid Cap Dividend
Tax cost	$79,392,730	$75,458,352

Gross unrealized appreciation	$7,668,470	$6,348,110
Gross unrealized depreciation	(2,403,783)	(2,752,845)

Net unrealized appreciation (depreciation)	$5,264,687	$3,595,265

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended February 28, 2018, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (unaudited) (continued)

accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Advantage Global SmallCap invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 02/28/2018		Period from 05/01/2017 to 08/31/2017		Year Ended 04/30/2017
	Shares	Amount	Shares	Amount	Shares	Amount
Advantage Global SmallCap
Shares sold	347,939	$4,700,186	1,446,707	$18,703,549	1,278,656	$16,673,214
Shares redeemed	(2,174,465)	(28,984,976)	(1,515,613)	(21,376,863)	(2,247,301)	(29,566,906)

Net decrease	(1,826,526)	$(24,284,790)	(68,906)	$(2,673,314)	(968,645)	$(12,893,692)

Mid Cap Dividend
Shares sold	574,859	$6,967,426	2,053,157	$23,817,315	1,067,826	$14,260,889
Shares redeemed	(2,235,564)	(26,958,613)	(1,349,372)	(18,301,927)	(1,947,711)	(26,566,961)

Net increase (decrease)	(1,660,705)	$(19,991,187)	703,785	$5,515,388	(879,885)	$(12,306,072)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Robert M. Hernandez, Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Honorable Stuart E. Eizenstat, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Robert Fairbairn, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny,Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2017, Roberta Cooper Ramo retired and Donald W. Burton resigned as Trustees of the Trust.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodians

Brown Brothers Harriman & Co.

Boston, MA 02109

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

TRUSTEE AND OFFICER INFORMATION	33

Additional Information	Managed Account Series

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1)at http://www.blackrock.com, or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information (continued)	Managed Account Series

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in This Report

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipts

GLOSSARY OF TERMS USED IN THIS REPORT	35

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Shares of each Fund may be purchased and held only by or on behalf of separately managed account clients who have retained BlackRock Advisors, LLC or an affiliate (“BlackRock”) to manage their accounts pursuant to an investment management agreement with BlackRock and/or a managed account program sponsor.

MAS2-2/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment
Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

2

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date:	May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date:	May 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date:	May 4, 2018

4